Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of presentation and principle of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

These consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and judgments are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. Significant estimates required to be made by management include, but not limited to, allowance for expected credit losses against financial assets, write-down of inventories and allowance for deferred tax assets, accounting of operating lease right-of-use assets, and valuation of investment in equity securities, non-current. Actual results could differ from the estimates, and as such, differences could be material to consolidated financial statements.

Cash and cash equivalents

Cash includes balances maintained with banks which are unrestricted and immediately available for withdrawal and use, as well as cash on hand. Cash equivalents include short-term, highly liquid deposits held in the securities trading account, which are readily convertible to known amounts of cash and could be withdrawn without limitation.

Restricted cash

Restricted cash consists of bank deposits and together with all interest accrued that are pledged to the bank as security for bank borrowings. On November 18, 2025, DBS Bank (Hong Kong) Limited released its charge over HK$2,944,490 (approximately US$378,309) of such restricted cash following termination of the DBS banking facility. As of December 31, 2025 and 2024, balances of restricted cash were $nil, and $380,199, respectively.

Digital assets

The Group accounts for digital assets in accordance with the applicable provisions of U.S. GAAP. Digital assets that meet the scope criteria of ASU 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60), are initially recorded at cost, including transaction fees directly attributable to the acquisition, and are subsequently measured at fair value at each reporting date in accordance with ASC 820, Fair Value Measurement. Fair value is determined based on quoted prices in active markets, which are generally classified within Level 1 of the fair value hierarchy. Changes in fair value are recognized in net income and presented in unrealized gains (losses) on digital assets in the consolidated statement of operations and comprehensive income (loss).

As of December 31, 2025, the Group held digital assets consisting of Bitcoin (“BTC”) and Tether USD (“USDT”) for investment and treasury diversification purposes.

Bitcoin (BTC) meets all criteria in Subtopic 350-60, and is measured at fair value. Tether USD (USDT) does not meet the scope criteria of Subtopic 350-60 because it provides an enforceable redemption right for U.S. dollars at a 1:1 ratio, constituting a claim on an underlying fiat currency. Accordingly, USDT is scoped out of the fair value guidance under ASC 350-60. The Group accounts for USDT as an intangible asset using the cost method — initially recorded at cost, subsequently carried at cost less accumulated impairment losses. An annual impairment test is performed, and an impairment loss is recognized when carrying amount exceeds realizable value (e.g., redemption value or observable market price).

All digital assets are held with a third-party qualified custodian and are not subject to contractual sale restrictions. The Group does not engage in staking, lending, or mining activities.

Investment in equity securities

The Group accounts for its investment in equity securities in accordance with ASC 321, Investments—Equity Securities. Investment in equity securities comprise the following:

(i) investment in equity securities, current

Investment in equity securities, current, represents publicly traded equity securities measured at fair value. Fair value is determined in accordance with ASC 820, Fair Value Measurement (“ASC 820”), based on quoted prices in active markets for identical assets, which are classified as Level 1 inputs. Changes in fair value, including unrealized holding gains and losses and realized gains and losses upon sale, are recognized in the consolidated statements of operations and comprehensive income (loss) as a component of other income (expense). These investments are classified as current assets because the securities are readily marketable and may be sold to meet liquidity needs, if necessary.

(ii) investment in equity securities, non-current

Investment in equity securities, non-current, represents investments in private equity funds. The Group does not have the ability to exercise significant influence over these private equity funds. Accordingly, the Group estimates the fair value of these investments using the net asset value per share, or its equivalent, as a practical expedient in accordance with ASC 820 (the “NAV practical expedient”). Changes in fair value, including unrealized holding gains and losses and realized gains and losses upon sale, are recognized in the consolidated statements of operations and comprehensive income (loss) as a component of other income (expense).

The Group evaluates its investments in equity securities at each reporting date. If facts and circumstances indicate that the fair value of an investment in a private equity fund is less than the value determined using the NAV practical expedient, the investment is adjusted to its estimated fair value, with the change in fair value recognized in net income and presented in the consolidated statements of operations and comprehensive income (loss).

The Group evaluates each individual investment periodically for indicators of changes in fair value and appropriate classification and presentation.

Accounts receivable, net

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses and do not bear interest. The Group adopted ASU No.2016-13 Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”) on its accounts receivable and records the allowance for credit losses as an offset to accounts receivable, and the estimated credit losses charged to the allowance is recognized under “general and administrative” in the consolidated statements of operations and comprehensive income (loss). The Group assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business line or product offered and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for expected credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Under this accounting guidance, the Group measures credit losses on its accounts receivable using the current expected credit loss model under ASC 326. As of December 31, 2025 and 2024, the Group provided allowance for expected credit losses against accounts receivable of $nil and $nil, respectively.

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Cost of inventories are determined using the first in first out method. Management reviews inventories for obsolescence and slow-moving inventories periodically and records an allowance against the inventories when the carrying value exceeds net realizable value. For the years ended December 31, 2025, 2024 and 2023, the write-downs of inventories were $31,094, $26,611 and $21,243, respectively.

Loans receivable, net

Loans receivable are initially recognized at the amount of cash advanced, net of any origination fees received and direct transaction costs incurred, if any. They are subsequently measured at amortized cost using the effective interest method. The amortized cost basis represents the unpaid principal balance, adjusted for unamortized premiums or discounts, deferred loan fees and costs, if any. Loans receivable are classified as current asset since the loans are scheduled to mature within one year.

The Group assesses credit risk and evaluates collectability of loans receivable on an ongoing basis in accordance with ASC 326, Financial Instruments – Credit Losses. The Group reviews loans receivable on a regular basis and makes allowance for expected credit losses if there is evidence indicating that loans receivable may be unrecoverable based on the Group’s historical losses, specific circumstances, and general economic conditions. As of December 31, 2025 and 2024, the balances of allowance for expected credit loss against loans receivable were $90,849 and $nil, respectively.

Prepaid expenses

Prepaid expenses are comprised of prepaid consultancy fees, professional fees and office supplies. These amounts are recognized as expenses on a straight-line basis over the relevant non-cancellable contract term or expected benefit period, so the balances are realized over the life of the underlying arrangements, with the portion expected to be expensed within the next twelve months classified as current and the remainder as non-current. Prepaid expenses are not subject to expected credit loss assessment, as they represent advance payments for goods or services to be received from counterparties rather than contractual rights to receive cash.

Deposits and other current assets, net

Deposits and other current assets are comprised of other receivables and deposits, including rental deposits and interest receivables. The Group adopted ASC 326 on its other current assets. The new credit losses guidance replaces the old model for measuring the allowance for credit losses with a model that is based on the expected losses. Under this accounting guidance, the Group measures expected credit losses on its other current assets using the current expected credit loss model under ASC 326. As of December 31, 2025 and 2024, the balances of allowance for expected credit loss against other current assets were $2 and $2, respectively.

Leases

The Group adopted ASU No. 2016-02, Leases (“Topic 842”), which generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group is the lessee of non-cancellable operating leases for corporate office premise and warehouse. The Group determines if the arrangements are lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Group are currently classified as operating leases.

Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of future lease payments over the lease term. ROU assets represent the Group’s right to use an underlying asset for the lease term and operating lease liabilities represent its obligation to make lease payments arising from the lease.

When determining the lease term, at lease commencement date, the Group considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The interest rate used to determine the present value of future lease payments is the Group’s incremental borrowing rate based on the information available at the lease commencement date.

The lease standard (ASC 842) provides practical expedients for an entity’s ongoing accounting. The Group elects to apply short-term lease exception for leases with a lease term of 12 months or less at commencement. Accordingly, ROU assets and operating lease liabilities do not include leases with a lease term of 12 months or less.

The Group evaluates the impairment of its ROU assets consistently with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the assets from the expected undiscounted future pre-tax cash flows of the related operations. As of December 31, 2025 and 2024, the Group did not recognize any impairment loss against its ROU assets.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The estimated useful lives of property and equipment are as follows:

Office equipment	5 years
Furniture and fixture	5 years
Motor vehicle	5 years

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful lives of assets are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive income (loss) under other income or expenses.

Impairment of long-lived assets

The Group reviews long-lived assets, including property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future pre-tax cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of December 31, 2025 and 2024, no impairment of long-lived assets was recognized.

Deferred IPO costs

Deferred IPO costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Initial Public Offering and that were charged to shareholders’ equity upon the completion of the Initial Public Offering. As of December 31, 2025 and 2024, the Company had deferred IPO costs of nil and $639,587, respectively. On April 2, 2025, upon the completion of IPO of the Company, IPO cost capitalized as of December 31, 2024 and other IPO costs incurred during the year ended December 31, 2025, totaling $2,512,206 were charged to shareholders’ equity under additional paid-in capital.

Revenue recognition

The Group follows the rules and guidance set out under ASC 606, Revenue from Contracts with Customers (“ASC 606”), when recognizing revenue from contracts with customers. The core principle of ASC 606 requires an entity to recognize revenues to depict the transfer of goods to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods recognized as performance obligations are satisfied. In accordance with ASC 606, revenues are recognized when the Group satisfies the performance obligations by delivering the promised goods to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods. The following five steps are applied to achieve that core principle:

Step 1:	Identify the contract with the customer

Step 2:	Identify the performance obligations in the contract

Step 3:	Determine the transaction price

Step 4:	Allocate the transaction price to the performance obligations in the contract

Step 5:	Recognize revenue when the company satisfies a performance obligation.

The Group identifies each distinct sales transaction as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Group applies a practical expedient to expense costs as incurred for those suffered in order to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

The Group has only one principal revenue stream, which is the trading of luxury watches. The Group carried out all its business activities and operations in Hong Kong. All transactions are concluded and completed in Hong Kong with similar terms and conditions.

The Group enters into a distinct agreement with its customers, through sales order and sales invoice, to sell luxury watches in exchange for sales proceeds. The Group’s promise to sell watches to its customers is considered distinct and is identified as one performance obligation. The shipping term is local delivery in Hong Kong. The Group charges its customers sales proceeds at a fixed amount, which is explicitly stated in the sales order and sales invoice and is based on the unit price and quantity supplied to the customer. The Group usually does not offer a credit period to its customers; customers are required to make payment in advance or pay upon delivery. Under some circumstances, customers may settle the sales proceeds after delivery, but the aging of such receivables would normally be less than 30 days.

Customers’ obligation to make payment upon or before delivery, and physical possession of watches indicates that control over the assets is transferred to the customer upon delivery. Furthermore, upon delivery, customers take on the risks and rewards associated with ownership of the luxury watches and are ready to derive benefits from the assets. Consequently, revenue from the sales of luxury watches is recognized at a point in time when the transaction and the Group’s performance obligation are completed, as evidenced by the delivery of watches.

Warranty

Under ASC 460, Guarantees, at the time a sale is recognized, the Group shall record estimated future warranty costs. These estimated costs for warranties are determined at completion and are not for warranties separately sold by the Group. Generally, the estimated claim rates of warranties are based on actual warranty experience or the Group’s best estimate. There were no such reserves for the years ended December 31, 2025, 2024 and 2023, because the Group considered that the claim rates of warranties had been immaterial historically and are expected to remain immaterial for the years in question.

Contract assets and contract liabilities

The Group classifies its right to consideration in exchange for goods transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its consolidated balance sheets when it transfers the goods in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred the goods to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. As of December 31, 2025 and 2024, the Group did not have any contract assets.

Contract liabilities are recognized if the Group receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under sales arrangements. The revenue recognized for years ended December 31, 2025 and 2024 that was previously included in the contract liabilities as of December 31, 2024 and 2023 was $nil and $14,515.

As of December 31, 2025 and 2024, the balances of contract liabilities were $24,623 and $nil, respectively. The balance as of December 31, 2025 was expected to be recognized as revenue within a twelve-month period from December 31, 2025.

Cost of revenue

Cost of revenue primarily consists of the cost of luxury watches and incremental transportation expenses incurred for the sales and delivery of watches.

Employee benefit plan

Employees of the Group located in Hong Kong participate in a compulsory retirement benefit scheme as required by the local laws in Hong Kong. Contributions are required by both the Group and its employees at a rate of 5% on the employees’ relevant salary income, subject to a cap of monthly relevant income of HK$30,000 (approximately $3,848). For the years ended December 31, 2025, 2024 and 2023, the total amount charged in respect of the Group’s costs incurred in the scheme were $11,561, $13,488 and $15,807, respectively.

Borrowing costs

All borrowing costs are recognized as finance expense in the consolidated statements of operations and comprehensive income (loss) in the period in which they are incurred.

Convertible debts

The Group accounts for its convertible debt instruments in accordance with ASC 470-20, Debt with Conversion and Other Options. Upon initial recognition, convertible debts are recorded as liabilities at the proceeds received, net of unamortized debt issuance costs, discounts, or premiums, as applicable. Debt issuance costs are presented as a direct deduction from the carrying amount of the related debt liability and are amortized to interest expense using the effective interest method.

The Group did not elect the fair value option for its convertible debt instruments. The Group evaluates the embedded conversion feature and any other embedded features in such instruments under ASC 815-15, Derivatives and Hedging—Embedded Derivatives, to determine whether bifurcation is required. The Group concluded that the embedded conversion feature in its convertible debt instruments is not required to be separately accounted for as a derivative. Accordingly, the convertible debt instruments are accounted for wholly as debt and are subsequently measured at amortized cost.

Income taxes

The Group accounts for income taxes under ASC 740, Income Taxes. Provision for income taxes consists of current taxes and deferred taxes.

Current tax is recognized based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is recognized in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the consolidated statements of operations and comprehensive income (loss), except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group did not have any significant uncertain tax positions nor interest and penalty associated with tax positions as of December 31, 2025 and 2024.

Segment reporting

The Group determines its operating segments in accordance with ASC 280, Segment Reporting, using the management approach. Under this approach, operating segments are identified based on the internal reports regularly reviewed by the Group’s chief operating decision maker (the “CODM”) for purposes of allocating resources and assessing performance. The Group’s CODM is its Chief Executive Officer.

The CODM reviews and evaluates the Group’s operating results, allocates resources, and assesses performance on a consolidated basis. The CODM uses segment net income (loss), which is consistent with consolidated net income (loss) as reported in the consolidated statements of operations and comprehensive income (loss), as the primary measure of segment performance and resources allocation. The CODM also reviews total consolidated assets as the measure of segment assets. In addition, the CODM reviews consolidated functional expense information, including selling and marketing expenses and general and administrative expenses, together with other consolidated income and expense items, including interest expense, other income, net, and income tax benefit (provision for income taxes).

During the years ended December 31, 2025 and 2024, the Group had one principal revenue generating activity, namely the trading of luxury watches. The Group conducts its business activities and operations in Hong Kong, and substantially all transactions are concluded and completed in Hong Kong under similar economic characteristics and conditions. The Group does not have separate operating divisions for which discrete financial information is regularly reviewed by the CODM. Accordingly, the Group has determined that it operates as a single operating segment and a single reportable segment.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Group not using the U.S. Dollars as its functional currency.

Earnings (loss) per share

Earnings (loss) per share is calculated in accordance with ASC 260, Earnings Per Share. Basic earnings (loss) per share is computed by dividing net income attributable to each class of ordinary shareholders by the weighted average number of shares of that particular class outstanding during the year.

Diluted earnings (loss) per share is calculated by dividing net income attributable to each class of ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares of that class, if any, by the weighted average number of that particular class of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation of diluted earnings (loss) per share if their effects would be anti-dilutive. Basic and diluted earnings (loss) per ordinary share are presented in the Group’s consolidated statements of operations and comprehensive income (loss).

ASC 260 considers all convertible securities, including convertible debt, which by their terms may be converted into common stock of the reporting entity, as potential common shares. Share-settled convertible debt is generally included in diluted earnings (loss) per share using the if-converted method, a method of computing earnings (loss) per share data that assumes conversion of convertible securities at the beginning of the reporting period (or at time of issuance, if later).

During the year ended December 31, 2025, the Company issued convertible debts with an aggregate principal amount of $10,000,000, bearing interest at 3.0% per annum and maturing three years from the issuance date (the “Maturity Date”). Holders of the convertible debts have the option to convert into the Company’s ordinary shares at an initial conversion price of $4.64 per share at any time commencing six months after the issuance date and terminating on the tenth trading day immediately preceding the Maturity Date. Under the if-converted method, interest expenses on convertible debts are added back to the diluted earnings (loss) per share numerator, and to the extent nondiscretionary adjustments based on income made during the period would have been computed differently had the interest on convertible debts never been recognized, the numerator shall be appropriately adjusted.

Diluted earnings (loss) per share for the years ended December 31, 2025, 2024, and 2023 were $0.5011, $(0.0020), and $0.0098 per share, respectively.

Translation of foreign currencies

The Group’s principal place of operations is Hong Kong. The financial position and results of its operations are determined using Hong Kong Dollars (“HKD” or “HK$”), as the functional currency. The Group’s consolidated financial statements are presented in U.S. Dollars (“US$” or “$”). The results of operations and the consolidated statements of cash flows, denominated in the functional currency, are translated to US$ at the average rate of exchange during the reporting period. Assets and liabilities denominated in the functional currency at the balance sheet dates are translated to US$ at the applicable rates of exchange in effect at those dates. The equity, denominated in the functional currency, is translated to US$ at the historical rate of exchange at the time of the transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income or loss in the consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Group’s consolidated statements of operations and comprehensive income (loss).

The following table outlines the exchange rates between HK$ and US$ that are used in preparing these consolidated financial statements:

	As of December 31,
	2025	2024
Year-end spot rate	7.7833	7.7677

	For the Years Ended December 31,
	2025	2024	2023
Average rate	7.7956	7.8030	7.8292

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1	—	Quoted prices in active markets for identical assets and liabilities.

Level 2	—	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

As of December 31, 2025 and 2024, the Group’s financial instruments comprised primarily cash, restricted cash, accounts receivable, digital assets, investment in equity securities, other current assets, loans receivable, accounts payable, bank borrowings, convertible debts, amount due from a related party, accrued expenses and other current liabilities.

For publicly traded equity securities, the Group concludes the fair value of its investments is determined based on quoted prices in active markets for identical assets (Level 1 inputs). For investments in private equity funds, as a practical expedient, the Group uses NAV or its equivalent to measure the fair value of its investments which the Group does not have the ability to exercise significant influence.

Additionally, the Group concludes that the fair value of the Group’s bank borrowings approximates their carrying value as the bank borrowings are subject to floating rates that are close to the market interest rate. For the other financial instruments, the carrying amounts approximate their fair values due to the short-term nature of these instruments.

As of December 31, 2025, the Group held certain assets that are required to be measured at fair value on a recurring basis:

Financial assets	Fair value hierarchy	Fair value as of December 31, 2025
Digital assets - Bitcoin	Level 1	$2,625,574
Investment in equity securities, current - DV8 Public Company Limited	Level 1	$17,619,921
Investment in equity securities, current - ASP LLC portfolio	Net asset value as a practical expedient	$3,477,900

As of December 31, 2024, the Group did not have any assets or liabilities measured at fair value on a recurring basis.

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Group meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

Recently issued accounting pronouncements adopted

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Group adopted this accounting guidance in 2025. The adoption of the standard did not have a material impact on the Group’s consolidated financial statement.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable remain unchanged for the remaining life of those assets. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Group adopted this accounting guidance in 2025. The adoption of the standard did not have a material impact on the Group’s consolidated financial statement.

Recent accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This update requires that at each interim and annual reporting period public entities disclose (1) the amounts of purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions; (2) certain amounts that are already required to be disclosed under current GAAP in the same disclosure as the other disaggregation requirements; (3) a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively; and (4) the total amount of selling expenses and, in annual reporting periods, the definition of selling expenses. In January 2025, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This update clarifies that ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact on its financial statements of adopting this guidance.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and comprehensive income (loss) and statements of cash flows.